Short-Term Debts - Schedule of Short-Term Debts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term bank loans	¥ 34,754	¥ 99,903